Cover	12 Months Ended
Sep. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	001-42415
Entity Registrant Name	NEW CENTURY LOGISTICS (BVI) LIMITED
Entity Central Index Key	0001968043
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Office A-E, 33/F
Entity Address, Address Line Two	King Palace Plaza
Entity Address, Address Line Three	55 King Yip Street, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares
Trading Symbol	NCEW
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock Shares Outstanding	20,000,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6413
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Office A-E, 33/F
Entity Address, Address Line Two	King Palace Plaza
Entity Address, Address Line Three	55 King Yip Street, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	2148 6328
Contact Personnel Name	Ngan Ching Shun